Morgan Stanley Dean Witter Municipal Income Opportunities Trust II LETTER TO THE SHAREHOLDERS - AUGUST 31, 2001

Dear Shareholder:

The pronounced slowdown of the U.S. economy that began last year continued during the first eight months of 2001. The Federal Reserve Board responded by lowering its target for short-term interest rates. Between January and August, in a series of seven separate moves, the federal funds rate was reduced from
6.50 to 3.50 percent. Subsequently, in September and October, the Fed cut rates another 100 basis points, to 2.50 percent. Congress cut taxes in June by passing the Economic Growth and Tax Relief Reconciliation Act of 2001. Both monetary and fiscal actions are expected to stimulate the economy.

Since late last year, signs of slower growth were evident throughout the economy. Retail sales flattened, capital spending stalled and unemployment edged upward. Much of the weakness was the result of an inventory correction, making manufacturing and technology especially weak. Some signs of improvement began to appear in the spring. Lower mortgage rates helped strengthen the housing market and consumer confidence improved. Expectations of a stronger outlook led to higher long-term rates in the second quarter. During the summer, however, job layoffs impacted growth and long-term interest rates declined.

Municipal Market Conditions

The yield on the 30-year insured municipal bond index, which began the year at
5.27 percent, rose to 5.45 percent in April before declining to 5.07 percent at the end of August. The ratio of municipal yields as a percentage of U.S. Treasury yields is used as a guide to track the relative value between the two markets. Over the past six-months the ratio of 30-year insured municipals to Treasuries has declined from 97 to 94 percent. A declining ratio means that municipals have outperformed Treasuries.

The change in the slope of the yield curve has been the major story in the fixed-income markets this year. Since the Fed started aggressively lowering short-term rates in January, the municipal yield curve between one- and 30-year maturities steepened from 125 to 250 basis points. A steep yield curve offers investors more incentive to extend maturities.

Declining interest rates have led to a rebound in new-issue volume. During the first eight months of the year, new-issue volume was $134 billion, 39 percent higher than over the same period last year. Refunding issues, the most interest-rate-sensitive category of underwriting, represented one-quarter of the total. Bonds issued in California, Florida, New York and Texas together represented 35 percent of the national volume.

Morgan Stanley Dean Witter Municipal Income Opportunities Trust II LETTER TO THE SHAREHOLDERS - AUGUST 31, 2001 continued

                         30-YEAR BOND YIELDS 1995-2001

                         Insured                                           Insured Municipal Yields/
                     Municipal Yields            U.S. Treasury Yields     U.S. Treasury Yields (Ratio)
                     ----------------            --------------------     ----------------------------
                           6.75                         7.88                         85.66
1995                       6.40                         7.70                         83.12
                           6.15                         7.44                         82.66
                           6.15                         7.43                         82.77
                           6.20                         7.34                         84.47
                           5.80                         6.66                         87.09
                           6.10                         6.62                         92.15
                           6.10                         6.86                         88.92
                           6.00                         6.66                         90.09
                           5.95                         6.48                         91.82
                           5.75                         6.33                         90.84
                           5.50                         6.14                         89.58
                           5.35                         5.94                         90.07
1996                       5.40                         6.03                         89.55
                           5.60                         6.46                         86.69
                           5.85                         6.66                         87.84
                           5.95                         6.89                         86.36
                           6.05                         6.99                         86.55
                           5.90                         6.89                         85.63
                           5.85                         6.97                         83.93
                           5.90                         7.11                         82.98
                           5.70                         6.93                         82.25
                           5.65                         6.64                         85.09
                           5.50                         6.35                         86.61
                           5.60                         6.63                         84.46
1997                       5.70                         6.79                         83.95
                           5.65                         6.80                         83.09
                           5.90                         7.10                         83.10
                           5.75                         6.94                         82.85
                           5.65                         6.91                         81.77
                           5.60                         6.78                         82.60
                           5.30                         6.30                         84.13
                           5.50                         6.61                         83.21
                           5.40                         6.40                         84.38
                           5.35                         6.15                         86.99
                           5.30                         6.05                         87.60
                           5.15                         5.92                         86.99
1998                       5.15                         5.80                         88.79
                           5.20                         5.92                         87.84
                           5.25                         5.93                         88.53
                           5.35                         5.95                         89.92
                           5.20                         5.80                         89.66
                           5.20                         5.65                         92.04
                           5.18                         5.71                         90.72
                           5.03                         5.27                         95.45
                           4.95                         5.00                         99.00
                           5.05                         5.16                         97.87
                           5.00                         5.06                         98.81
                           5.05                         5.10                         99.02
1999                       5.00                         5.09                         98.23
                           5.10                         5.58                         91.40
                           5.15                         5.63                         91.47
                           5.20                         5.66                         91.87
                           5.30                         5.83                         90.91
                           5.47                         5.96                         91.78
                           5.55                         6.10                         90.98
                           5.75                         6.06                         94.88
                           5.85                         6.05                         96.69
                           6.03                         6.16                         97.89
                           6.00                         6.29                         95.39
                           5.97                         6.48                         92.13
2000                       6.18                         6.49                         95.22
                           6.04                         6.14                         98.37
                           5.82                         5.83                         99.83
                           5.91                         5.96                         99.16
                           5.91                         6.01                         98.34
                           5.84                         5.90                         98.98
                           5.73                         5.78                         99.13
                           5.62                         5.67                         99.12
                           5.74                         5.89                         97.45
                           5.65                         5.79                         97.58
                           5.55                         5.61                         98.93
                           5.27                         5.46                         96.52
2001                       5.30                         5.50                         96.36
                           5.27                         5.31                         99.25
                           5.26                         5.44                         96.69
                           5.45                         5.79                         94.13
                           5.40                         5.75                         93.91
                           5.35                         5.76                         92.88
                           5.16                         5.52                         93.48
                           5.07                         5.37                         94.41

Source: Municipal Market Data - A Divison of Thomson Financial Municipal Group and Bloomberg L. P.

Performance

For the six-month period ended August 31, 2001, the net asset value (NAV) of Morgan Stanley Dean Witter Municipal Income Opportunities Trust II (OIB) increased from $8.46 to $8.62 per share. Based on this change plus the reinvestment of tax-free dividends totaling $0.255 per share, the Fund's total NAV return was 5.15 percent. OIB's value on the New York Stock Exchange (NYSE) increased from $8.00 to $8.27 per share during the same period. Based on this change plus the reinvestment of tax-free dividends, OIB's total market return was 6.68 percent. OIB's share price was trading at a 4.06 percent discount to its NAV on August 31, 2001.

Monthly dividends for the third quarter of 2001 were unchanged at $0.0425 per share. The Fund's level of undistributed net investment income was $0.147 per share on August 31, 2001, versus $0.144 per share six months earlier.

Portfolio Structure

The Fund's net assets of $158 million were diversified among 13 long-term sectors and 72 credits. At the end of August, the portfolio's average maturity was 21 years. Average duration,

Morgan Stanley Dean Witter Municipal Income Opportunities Trust II LETTER TO THE SHAREHOLDERS - AUGUST 31, 2001 continued

a measure of sensitivity to interest rate changes, was 7.1 years. Nonrated securities comprised more than half of OIB's assets. The bonds of three issuers representing 2.4 percent of net assets were currently not accruing interest. Three credits totaling 7.8 percent of net assets, were accruing income but may experience difficulty with future debt service payments. The accompanying charts and table provide current information on the portfolio's credit quality, maturity distribution and sector concentrations. Optional call provisions by year and their respective cost (book) yields are also shown.

Looking Ahead

There is no doubt that the September 11 terrorist attack is having a negative impact on the economy. Consensus estimates for the second half of 2001 have been revised from modestly positive to slightly negative. A decline in economic output for two successive quarters would meet the customary definition of a recession, which would be the first in ten years.

Investors should be assured that the U.S. economy is one of the most powerful engines of growth in history and has survived many challenges, including political crises, world wars, and a decades-long struggle during the cold war. The economy and the markets met each of those challenges, and each time emerged even stronger than before.

The Fund's procedure for reinvestment of all dividends and distributions on common shares is through purchases in the open market. This method helps support the market value of the Fund's shares. In addition, we would like to remind you that the Trustees have approved a procedure whereby the Fund may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase. During the fiscal period ended August 31, 2001, the Fund purchased and retired 189,300 shares of common stock at a weighted average market discount of 5.14 percent.

Morgan Stanley Dean Witter Municipal Income Opportunities Trust II LETTER TO THE SHAREHOLDERS - AUGUST 31, 2001 continued

We appreciate your ongoing support of Morgan Stanley Dean Witter Municipal Income Opportunities Trust II and look forward to continuing to serve your investment needs.

Very truly yours,

/s/ CHARLES A. FIUMEFREDDO                /s/ MITCHELL M. MERIN
Charles A. Fiumefreddo                    Mitchell M. Merin
Chairman of the Board                     President

Morgan Stanley Dean Witter Municipal Income Opportunities Trust II LETTER TO THE SHAREHOLDERS - AUGUST 31, 2001 continued

[LARGEST SECTORS BAR GRAPH]


LARGEST SECTORS AS OF AUGUST 31, 2001
(% OF NET ASSETS)

                                            NURSING &
  IDR/PCR*      HOSPITAL     RETIREMENT      HEALTH       MORTGAGE     RECREATION     EDUCATION      TRANSPORTATION
  --------      --------     ----------     ---------     --------     ----------     ---------      --------------
     22%           12%           12%           11%            9%            9%            8%               7%

* Industrial Development/Pollution Control Revenue

  Portfolio structure is subject to change.


[CREDIT RATINGS PIE CHART]

CREDIT RATINGS AS OF AUGUST 31, 2001
(% OF TOTAL LONG-TERM PORTFOLIO)

Aaa OR AAA             Aa OR AA             A OR A            Baa OR BBB           Ba OR BB               NR
----------             --------             ------            ----------           --------               --
7%                         2%                  6%                 22%                  7%                 56%

As measured by Moody's Investors Service, Inc. or Standard & Poor's Corp.

Portfolio structure is subject to change.

[DISTRIBUTION BY MATURITY GRAPH]

                           DISTRIBUTION BY MATURITY
                              (% OF NET ASSETS)


 Weighted Average
Maturity: 21 Years

Under 1 Year                                                    2.0%
1-5 Years                                                       0.0%
5-10 Years                                                      5.0%
10-20 Years                                                    13.0%
20-30 Years                                                    53.0%
30+ Years                                                       5.0%

Portfolio structure is subject to change.

Morgan Stanley Dean Witter Municipal Income Opportunities Trust II LETTER TO THE SHAREHOLDERS - AUGUST 31, 2001 continued

[CALL AND COST (BOOK) YIELD STRUCTURE CHART]

                     CALL AND COST (BOOK) YIELD STRUCTURE
                        (BASED ON LONG-TERM PORTFOLIO)
                               AUGUST 31, 2001




WEIGHTED AVERAGE CALL PROTECTION: 7 YEARS

YEARS BONDS CALLABLE         PERCENT CALLABLE
2001                             12%
2002                              8%
2003                              2%
2004                              3%
2005                              8%
2006                             10%
2007                              5%
2008                             15%
2009                             13%
2010                              7%
2011+                            17%


[COST (BOOK) YIELD CHART]

WEIGHTED AVERAGE BOOK YIELD: 7.5%

                              COST (BOOK) YIELD*
2001                             9.9%
2002                             8.9%
2003                             7.8%
2004                             7.4%
2005                             6.7%
2006                             7.2%
2007                             5.0%
2008                             5.9%
2009                             6.5%
2010                             7.3%
2011+                            7.2%

* COST OR "BOOK" YIELD IS THE ANNUAL INCOME EARNED ON A PORTFOLIO INVESTMENT BASED ON ITS ORIGINAL PURCHASE PRICE BEFORE FUND OPERATING EXPENSES. FOR EXAMPLE, THE FUND IS EARNING A BOOK YIELD OF 8.9% ON 8% OF THE LONG-TERM PORTFOLIO THAT IS CALLABLE IN 2002.

  PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.

Morgan Stanley Dean Witter Municipal Income Opportunities Trust II RESULTS OF ANNUAL MEETING (UNAUDITED)

                             *         *         *

On June 26, 2001, an annual meeting of the Fund's shareholders was held for the purpose of voting on two separate matters, the results of which were as follows:

(1) Election of Trustees:

Wayne E. Hedien
For..................................................  15,472,917
Withheld.............................................     285,820
James F. Higgins
For..................................................  15,498,785
Withheld.............................................     259,952
Dr. Manuel H. Johnson
For..................................................  15,497,198
Withheld.............................................     261,539
John L. Schroeder
For..................................................  15,464,685
Withheld.............................................     294,052

The following Trustees were not standing for reelection at this meeting:

Michael Bozic, Charles A. Fiumefreddo, Edwin J. Garn, Michael E. Nugent and Philip J. Purcell.

(2) Ratification of the selection of Deloitte & Touche LLP as Independent
    Auditors:

For..................................................  15,492,464
Against..............................................      74,830
Abstain..............................................     191,443

Morgan Stanley Dean Witter Municipal Income Opportunities Trust II PORTFOLIO OF INVESTMENTS - AUGUST 31, 2001 (UNAUDITED)

PRINCIPAL
AMOUNT IN                                                               COUPON   MATURITY
THOUSANDS                                                                RATE      DATE          VALUE
----------------------------------------------------------------------------------------------------------
            Tax-Exempt Municipal Bonds (96.3%)
            Educational Facilities Revenue (7.9%)
$  1,600    ABAG Finance Authority for Nonprofit Corporations,
              California, National Center for International Schools
              COPs....................................................   7.50%   05/01/11    $  1,754,112
   2,000    San Diego County, California, The Burnham Institute
              COPs....................................................   6.25    09/01/29       2,099,720
   2,000    Volusia County Educational Facilities Authority, Florida,
              Embry-Riddle Aeronautical University Ser 1996 A.........   6.125   10/15/26       2,103,940
   3,000    South Berwick, Maine, Berwick Academy Ser 1998............   5.55    08/01/23       2,894,490
            New Hampshire Higher Educational & Health Facilities
              Authority,
   1,500     Brewster Academy Ser 1995................................   6.75    06/01/25       1,535,625
   2,000     Colby-Sawyer College Ser 1996............................   7.50    06/01/26       2,110,940
--------                                                                                     ------------
  12,100                                                                                       12,498,827
--------                                                                                     ------------
            Hospital Revenue (11.5%)
   2,000    Baxter County, Arkansas, Baxter County Regional Hospital
              Impr & Refg Ser 1999 B..................................   5.625   09/01/28       1,872,500
   1,000    Maryland Health & Higher Educational Facilities Authority,
              University of Maryland Medical Ser 2000.................   6.75    07/01/30       1,097,040
            Massachusetts Health & Educational Facilities Authority,
   2,000     Dana Farber Cancer Institute Ser G-1.....................   6.25    12/01/14       2,133,240
   3,000     Dana Farber Cancer Institute Ser G-1.....................   6.25    12/01/22       3,167,610
   1,000    Michigan Hospital Finance Authority, Sinai Hospital of
              Greater Detroit Refg Ser 1995...........................   6.70    01/01/26       1,003,450
   2,000    Henderson, Nevada, Catholic Health West Ser 1998..........   5.125   07/01/28       1,648,400
            New Hampshire Higher Educational & Health Facilities
              Authority,
   1,000     Littleton Hospital Association Ser 1998 B................   5.80    05/01/18         809,510
   2,000     Littleton Hospital Association Ser 1998 B................   5.90    05/01/28       1,544,920
   2,000    New Jersey Health Care Facilities Financing Authority,
              Raritan Bay Medical Center Ser 1994.....................   7.25    07/01/27       2,006,160
   2,955    Jefferson County Health Facilities Development
              Corporation, Texas, Baptist Health Care Ser 1991........   8.875   06/01/21       2,962,565
--------                                                                                     ------------
  18,955                                                                                       18,245,395
--------                                                                                     ------------
            Industrial Development/Pollution Control Revenue (21.6%)
   1,015    Metropolitan Washington Airports Authority, District of
              Columbia & Virginia, CaterAir International Corp Ser
              1991 (AMT)++............................................  10.125   09/01/11       1,018,634
   2,000    Chicago, Illinois, United Airlines Inc. Refg Ser 2001 C...   6.30    05/01/16       2,050,900
   1,500    Iowa Finance Authority, IPSCO Inc Ser 1997 (AMT)..........   6.00    06/01/27       1,481,235
   2,000    Perry County, Kentucky, TJ International Inc Ser 1997
              (AMT)...................................................   6.55    04/15/27       2,110,060
   2,251    Holyoke, Massachusetts, McCormack/Partyka Ser 1990
              (AMT)...................................................   7.50    08/15/10       2,189,951
            Lapeer Economic Development Corporation, Michigan,
   1,945      Dott Manufacturing Co Ser 1989 B (AMT)..................   9.00    11/15/19       1,244,800
   1,905      Dott Manufacturing Co Ser 1989 A (AMT)..................  10.625   11/15/19       1,219,200

                       See Notes to Financial Statements

Morgan Stanley Dean Witter Municipal Income Opportunities Trust II PORTFOLIO OF INVESTMENTS - AUGUST 31, 2001 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                               COUPON   MATURITY
THOUSANDS                                                                RATE      DATE          VALUE
----------------------------------------------------------------------------------------------------------
            Michigan Strategic Fund,
$    983      Kasle Steel Corp Ser 1989 (AMT).........................   9.375%  10/01/06    $    983,264
   5,206      Kasle Steel Corp Ser 1989 (AMT).........................   9.50    10/01/14       5,209,894
   1,310    Sanilac County Economic Development Corporation, Michigan,
              Dott Manufacturing Co Ser 1989 (AMT)....................  10.625   08/15/19         838,400
            New Jersey Economic Development Authority,
   2,000      Continental Airlines Inc Ser 2000 (AMT).................   7.00    11/15/30       2,103,960
   2,000      Kapkowski Road Landfill Ser 1998 A......................   6.375   04/01/31       2,105,380
   2,000    New York City Industrial Development Agency, New York,
              Brooklyn Navy Yard Cogeneration Partners LP Ser 1997
              (AMT)...................................................   5.65    10/01/28       1,997,140
   1,500    Dayton, Ohio, Emery Air Freight Corp Refg Ser 1998 A......   5.625   02/01/18       1,154,760
   2,000    Beaver County Industrial Development Authority,
              Pennsylvania, Toledo Edison Co Collateralized Ser 1995
              B.......................................................   7.75    05/01/20       2,194,860
   1,000    Carbon County Industrial Development Authority,
              Pennsylvania Panther Creek, Partners Refg 2000 Ser
              (AMT)...................................................   6.65    05/01/10       1,040,580
   3,000    Pittsylvania County Industrial Development Authority,
              Virginia, Multi-Trade LP Ser 1994 A (AMT)...............   7.55    01/01/19       2,996,670
   2,000    Upshur County, West Virginia, TJ International Inc Ser
              1995 (AMT)..............................................   7.00    07/15/25       2,128,380
--------                                                                                     ------------
  35,615                                                                                       34,068,068
--------                                                                                     ------------
            Mortgage Revenue - Multi-Family (4.2%)
   3,065    Boulder County, Colorado, Village Place at Longmont Ser
              1989 A (AMT)............................................   7.50    07/15/19       3,106,133
            Alexandria Redevelopment & Housing Authority, Virginia,
  10,372     Courthouse Commons Apts Ser 1990 B (AMT).................   0.00    01/01/21       1,594,751
   2,000     Courthouse Commons Apts Ser 1990 A (AMT).................  10.00    01/01/21       2,012,640
--------                                                                                     ------------
  15,437                                                                                        6,713,524
--------                                                                                     ------------
            Mortgage Revenue - Single Family (4.8%)
   2,880    Colorado Housing Finance Authority, 1998 Ser B-3..........   6.55    05/01/25       3,109,392
   1,480    Chicago, Illinois, GNMA-Collateralized Ser 1998 A-1
              (AMT)...................................................   6.45    09/01/29       1,647,003
   2,500    Missouri Housing Development Commission, Homeownership
              GNMA/FNMA Collateralized 2000 Ser A-1 (AMT).............   7.50    03/01/31       2,868,300
--------                                                                                     ------------
   6,860                                                                                        7,624,695
--------                                                                                     ------------
            Nursing & Health Related Facilities Revenue (10.6%)
   2,185    Arkansas Development Finance Authority, Wynwood Nursing
              Center Ser 1989 (AMT)...................................  10.50    11/01/19       2,245,415
   2,000    Orange County Health Facilities Authority, Florida,
              Westminister Community Care Services Inc Ser 1999.......   6.75    04/01/34       1,803,520
   3,000    Iowa Health Facilities Development Financing Authority,
              Care Initiatives Ser 1996...............................   9.25    07/01/25       3,597,180
   3,085    Marion, Iowa, AHF/Kentucky-Iowa Inc Ser 1990..............  10.25    01/01/20       2,763,821

                       See Notes to Financial Statements

Morgan Stanley Dean Witter Municipal Income Opportunities Trust II PORTFOLIO OF INVESTMENTS - AUGUST 31, 2001 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                               COUPON   MATURITY
THOUSANDS                                                                RATE      DATE          VALUE
----------------------------------------------------------------------------------------------------------
$  1,000    Westside Habilitation Center, Louisiana, Intermediate Care
              Facility for the Mentally Retarded Refg Ser 1993........   8.375%  10/01/13    $  1,050,630
   1,425    Massachusetts Development Finance Agency, New England
              Center for Children Ser 1998............................   5.875   11/01/18       1,206,348
   1,000    Mount Vernon Industrial Development Agency, New York,
              Meadowview at the Wartburg Ser 1999.....................   6.15    06/01/19         908,680
   4,768    Chester County Industrial Development Authority,
              Pennsylvania, RHA/PA Nursing Homes Inc Ser 1989 (a).....  10.125   05/01/19       2,384,572
   2,500    Tarrant County Health Facilities Development Corporation,
              Texas, 3927 Foundation Inc Ser 1989 (a).................  10.125   09/01/09         754,825
--------                                                                                     ------------
  20,963                                                                                       16,714,991
--------                                                                                     ------------
            Public Facilities Revenue (0.6%)
   1,000    Orange County, Community Facilities District #86-2,
--------      California, 1998 Ser A..................................   5.55    08/15/17         995,160
                                                                                             ------------
            Recreational Facilities Revenue (9.2%)
   2,000    West Jefferson Amusement & Public Park Authority, Alabama,
              VisionLand Ser 1999 (a).................................   6.375   02/01/29         625,000
   2,000    Sacramento Financing Authority, California, Convention
              Center Hotel 1999 Ser A.................................   6.25    01/01/30       2,036,240
            Mashantucket (Western) Pequot Tribe, Connecticut,
   1,010      Special 1996 Ser A (b)..................................   6.40    09/01/11       1,098,900
   1,000      Special 1997 Ser B (b)..................................   5.75    09/01/27       1,010,400
   2,000    Overland Park Development Corporation, Kansas, Convention
              Center Hotel Ser 2000 A.................................   7.375   01/01/32       2,133,060
   2,500    American National Fish & Wildlife Museum District,
              Missouri,
              Ser 1999................................................   7.00    09/01/19       2,503,200
   3,000    Saint Louis Industrial Development Authority, Missouri,
              Kiel Center Refg Ser 1992 (AMT).........................   7.75    12/01/13       3,100,260
   2,000    Austin, Texas, Convention Center Ser 2000 A...............   6.70    01/01/32       2,101,640
--------                                                                                     ------------
  15,510                                                                                       14,608,700
--------                                                                                     ------------
            Retirement & Life Care Facilities Revenue (12.3%)
   1,920    Pima County Industrial Development Authority, Arizona,
              Country Club at La Cholla Ser 1990 (AMT)................   8.50    07/01/20       2,063,616
   1,000    St Johns County Industrial Development Authority, Florida,
              Glenmoor Ser 1999 A.....................................   8.00    01/01/30       1,008,910
   1,500    Massachusetts Development Finance Agency, Loomis
              Communities Ser 1999 A..................................   5.75    07/01/23       1,334,460

                       See Notes to Financial Statements

Morgan Stanley Dean Witter Municipal Income Opportunities Trust II PORTFOLIO OF INVESTMENTS - AUGUST 31, 2001 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                               COUPON   MATURITY
THOUSANDS                                                                RATE      DATE          VALUE
----------------------------------------------------------------------------------------------------------
            New Jersey Economic Development Authority,
$  2,000      Franciscan Oaks Ser 1997................................   5.75%   10/01/23    $  1,730,920
   1,000      United Methodist Homes Ser 1998.........................   5.125   07/01/25         837,600
   2,000    Glen Cove Housing Authority, New York, The Mayfair at Glen
              Cove Ser 1996 (AMT).....................................   8.25    10/01/26       2,160,020
   2,000    Lorain County, Ohio, Laurel Lakes Ser 1993................   7.125   12/15/18       2,005,160
   1,800    Charleston County, South Carolina, Sandpiper Village Inc
              Refg Ser 1998...........................................   8.00    11/01/13       1,891,278
   2,000    Vermont Economic Development Authority, Wake Robin Corp
              Ser 1999 A..............................................   6.75    03/01/29       1,837,220
   4,936    Chesterfield County Industrial Development Authority,
              Virginia, Brandermill Woods Ser 1998....................   6.50    01/01/28       4,557,119
--------                                                                                     ------------
  20,156                                                                                       19,426,303
--------                                                                                     ------------
            Tax Allocation Revenue (3.6%)
            Anne Arundel County, Maryland,
   2,000      Arundel Mills Ser 1999..................................   7.10    07/01/29       2,162,160
   1,500      National Business Park Ser 2000.........................   7.375   07/01/28       1,631,535
   1,829    Muskegon Downtown Development Authority, Michigan, 1989
              Ser A-1 (b).............................................   9.75    06/01/18       1,878,214
--------                                                                                     ------------
   5,329                                                                                        5,671,909
--------                                                                                     ------------
            Transportation Facilities Revenue (6.5%)
   4,000    Foothill/Eastern Transportation Corridor Agency,
              California,
              Ser 1999................................................   0.00    01/15/27       2,576,800
   5,000    E-470 Public Highway Authority, Colorado, Ser 1997 B
              (MBIA)..................................................   0.00    09/01/14       2,705,650
   2,000    Mid-Bay Bridge Authority, Florida, Sr Lien Crossover Refg
              Ser 1993 (Ambac)........................................   5.85    10/01/13       2,218,960
   1,000    Nevada Department of Business and Industry, Las Vegas
              Monorail, 2nd Tier Ser 2000.............................   7.375   01/01/40       1,009,270
   2,000    Pocahontas Parkway Association, Virginia, Route 895
              Connector Ser 1998 A....................................   5.50    08/15/28       1,693,600
--------                                                                                     ------------
  14,000                                                                                       10,204,280
--------                                                                                     ------------
            Water & Sewer Revenue (2.2%)
   2,000    Northern Palm Beach County Improvement District, Florida,
              Water Control & Improvement #9A Ser 1996 A..............   7.30    08/01/27       2,148,800
   6,000    Pittsburgh Water & Sewer Authority, Pennsylvania, 1998 Ser
              B (FGIC)................................................   0.00    09/01/30       1,282,440
--------                                                                                     ------------
   8,000                                                                                        3,431,240
--------                                                                                     ------------

                       See Notes to Financial Statements

Morgan Stanley Dean Witter Municipal Income Opportunities Trust II PORTFOLIO OF INVESTMENTS - AUGUST 31, 2001 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                               COUPON   MATURITY
THOUSANDS                                                                RATE      DATE          VALUE
----------------------------------------------------------------------------------------------------------
            Other Revenue (1.3%)
$  2,000    Capistrano Unified School District, California, Community
              Facilities District #98-2 Ladera Special Tax Ser 1999...   5.75%   09/01/29    $  2,007,540
--------                                                                                     ------------
 175,925    Total Tax-Exempt Municipal Bonds (Cost $157,865,782)..........................    152,210,632
--------                                                                                     ------------
            Short-Term Tax-Exempt Municipal Obligations (2.0%)
   2,800    Bell County Health Facilities Development Corporation,
              Texas, Memorial Hospital Ser 2000 (MBIA) (Demand
              09/04/01)...............................................   2.05*   09/07/01         400,000
     400    Harris County Health Facilities Development Corporation,
              Texas, Methodist Hospital Ser 1994 (Demand 09/04/01)....   2.05*   09/07/01       2,800,000
--------                                                                                     ------------
   3,200    Total Short-Term Tax-Exempt Municipal Obligations (Cost $3,200,000)...........      3,200,000
--------                                                                                     ------------

$179,125    Total Investments (Cost $161,065,782) (c)...................            98.3%     155,410,632
========
            Other Assets in Excess of Liabilities.......................             1.7        2,742,074
                                                                                   -----     ------------
            Net Assets..................................................           100.0%    $158,152,706
                                                                                   =====     ============

---------------------

   AMT      Alternative Minimum Tax.
   COPs     Certificates of Participation.
    ++      Joint exemption in locations shown.
    *       Current coupon of variable rate security.
   (a)      Non-income producing security; bond in default.
   (b)      Resale is restricted to qualified institutional investors.
   (c)      The aggregate cost for federal income tax purposes
            approximates the aggregate cost for book purposes. The
            aggregate gross unrealized appreciation is $5,265,851 and
            the aggregate gross unrealized depreciation is $10,921,001, resulting in net unrealized depreciation of $5,655,150.

Bond Insurance:
------------------------------------------------------------------------
  Ambac     Ambac Assurance Corporation.
   FGIC     Financial Guaranty Insurance Company.
   MBIA     Municipal Bond Investors Assurance Corporation.

                       See Notes to Financial Statements

Morgan Stanley Dean Witter Municipal Income Opportunities Trust II PORTFOLIO OF INVESTMENTS - AUGUST 31, 2001 (UNAUDITED) continued

                       Geographic Summary of Investments
                Based on Market Value as a Percent of Net Assets

Alabama.................     0.4%
Arizona.................     1.3
Arkansas................     2.6
California..............     7.3
Colorado................     5.6
Connecticut.............     1.3
District of Columbia....     0.6
Florida.................     5.9
Illinois................     2.3
Iowa....................     5.0
Kansas..................     1.3
Kentucky................     1.3
Louisiana...............     0.7
Maine...................     1.8
Maryland................     3.1
Massachusetts...........     6.3
Michigan................     7.8
Missouri................     5.4
Nevada..................     1.7
New Hampshire...........     3.8
New Jersey..............     5.6
New York................     3.2
Ohio....................     2.0
Pennsylvania............     4.4
South Carolina..........     1.2
Texas...................     5.7
Vermont.................     1.2
Virginia................     8.8
West Virginia...........     1.3
Joint Exemptions*.......    (0.6)
                            ----
Total...................    98.3%
                            ====

---------------------
* Joint exemptions have been included in each geographic location.

                       See Notes to Financial Statements

Morgan Stanley Dean Witter Municipal Income Opportunities Trust II

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
August 31, 2001 (unaudited)

Assets:
Investments in securities, at value
  (cost $161,065,782).......................................  $155,410,632
Cash........................................................        69,231
Interest receivable.........................................     2,862,205
Prepaid expenses and other assets...........................        12,264
                                                              ------------
    Total Assets............................................   158,354,332
                                                              ------------
Liabilities:
Payable for:
    Investment advisory fee.................................        75,584
    Administration fee......................................        45,350
Accrued expenses and other payables.........................        80,692
                                                              ------------
    Total Liabilities.......................................       201,626
                                                              ------------
    Net Assets..............................................  $158,152,706
                                                              ============
Composition of Net Assets:
Paid-in-capital.............................................  $174,782,937
Net unrealized depreciation.................................    (5,655,150)
Accumulated undistributed net investment income.............     2,695,837
Accumulated net realized loss...............................   (13,670,918)
                                                              ------------
    Net Assets..............................................  $158,152,706
                                                              ============
Net Asset Value Per Share
  18,345,945 shares outstanding
  (unlimited shares authorized of $.01 par value)...........         $8.62
                                                              ============

                       See Notes to Financial Statements

Morgan Stanley Dean Witter Municipal Income Opportunities Trust II

FINANCIAL STATEMENTS continued

Statement of Operations
For the six months ended August 31, 2001 (unaudited)

Net Investment Income:

Interest Income.............................................  $5,474,853
                                                              ----------
Expenses
Investment advisory fee.....................................     395,242
Administration fee..........................................     237,146
Transfer agent fees and expenses............................      32,216
Registration fees...........................................      28,532
Professional fees...........................................      22,533
Shareholder reports and notices.............................      16,318
Trustees' fees and expenses.................................      10,016
Custodian fees..............................................       5,056
Other.......................................................       6,832
                                                              ----------
    Total Expenses..........................................     753,891
Less: expense offset........................................      (5,054)
                                                              ----------
    Net Expenses............................................     748,837
                                                              ----------
    Net Investment Income...................................   4,726,016
                                                              ----------
Net Realized and Unrealized Gain:
Net realized gain...........................................     167,449
Net change in unrealized depreciation.......................   2,738,993
                                                              ----------
    Net Gain................................................   2,906,442
                                                              ----------
Net Increase................................................  $7,632,458
                                                              ==========

                       See Notes to Financial Statements

Morgan Stanley Dean Witter Municipal Income Opportunities Trust II

FINANCIAL STATEMENTS continued

Statement of Changes in Net Assets
                                                               FOR THE SIX       FOR THE YEAR
                                                              MONTHS ENDED          ENDED
                                                              AUGUST 31, 2001   FEBRUARY 28, 2001
                                                               ------------       ------------
                                                                (unaudited)

Increase (Decrease) in Net Assets:

Operations:
Net investment income.......................................   $  4,726,016       $  9,828,661
Net realized gain (loss)....................................        167,449           (673,972)
Net change in unrealized depreciation.......................      2,738,993          2,815,210
                                                               ------------       ------------
    Net Increase............................................      7,632,458         11,969,899
Dividends to shareholders from net investment income........     (4,707,853)        (9,595,822)
Decrease from transactions in shares of beneficial
  interest..................................................     (1,522,805)        (4,566,453)
                                                               ------------       ------------
    Net Increase (Decrease).................................      1,401,800         (2,192,376)
Net Assets:
Beginning of period.........................................    156,750,906        158,943,282
                                                               ------------       ------------
End of Period:
(Including accumulated undistributed net investment income
of $2,695,837 and 2,677,673, respectively)..................   $158,152,706       $156,750,906
                                                               ============       ============

                       See Notes to Financial Statements

Morgan Stanley Dean Witter Municipal Income Opportunities Trust II NOTES TO FINANCIAL STATEMENTS - AUGUST 31, 2001 (UNAUDITED)

1. Organization and Accounting Policies

Morgan Stanley Dean Witter Municipal Income Opportunities Trust II (the "Fund"), is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The Fund's investment objective is to provide current income exempt from federal income tax. The Fund was organized as a Massachusetts business trust on March 8, 1989 and commenced operations on June 30, 1989.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- Portfolio securities are valued by an outside independent pricing service approved by the Trustees. The pricing service has informed the Fund that in valuing the portfolio securities, it uses both a computerized matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the bid side of the market each day. The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. Short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily except where collection is not expected.

C. Federal Income Tax Status -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

Morgan Stanley Dean Witter Municipal Income Opportunities Trust II NOTES TO FINANCIAL STATEMENTS - AUGUST 31, 2001 (UNAUDITED) continued

D. Dividends and Distributions to Shareholders -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

2. Investment Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement with Morgan Stanley Investment Advisors Inc. (the "Investment Advisor"), formerly Morgan Stanley Dean Witter Advisors Inc., the Fund pays the Investment Advisor an advisory fee, calculated weekly and payable monthly, by applying the annual rate of 0.50% to the Fund's weekly net assets.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Advisor, the Fund pays an administration fee, calculated weekly and payable monthly, by applying the annual rate of 0.30% to the Fund's weekly net assets.

3. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended August 31, 2001 aggregated $3,550,740 and $5,950,198, respectively.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Advisor and Administrator, is the Fund's transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the six months ended August 31, 2001 included in Trustees' fees and expenses in the Statement of Operations amounted to $4,493. At August 31, 2001, the Fund had an accrued pension liability of $55,534 which is included in accrued expenses in the Statement of Assets and Liabilities.

Morgan Stanley Dean Witter Municipal Income Opportunities Trust II NOTES TO FINANCIAL STATEMENTS - AUGUST 31, 2001 (UNAUDITED) continued

4. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

                                                                                         CAPITAL
                                                                                         PAID IN
                                                                           PAR VALUE    EXCESS OF
                                                                SHARES     OF SHARES      VALUE
                                                              ----------   ---------   ------------
Balance, February 29, 2000..................................  19,153,707   $191,538    $180,680,657
Treasury shares purchased and retired (weighted average
  discount 11.75%)*.........................................    (618,462)    (6,185)     (4,560,268)
                                                              ----------   --------    ------------
Balance, February 28, 2001..................................  18,535,245    185,353     176,120,389
Treasury shares purchased and retired (weighted average
  discount 5.14%)*..........................................    (189,300)    (1,893)     (1,520,912)
                                                              ----------   --------    ------------
Balance, August 31, 2001....................................  18,345,945   $183,460    $174,599,477
                                                              ==========   ========    ============

---------------------
   * The Trustees have voted to retire the shares purchased.

5. Dividends

The Fund declared the following dividends from net investment income:

     DECLARATION         AMOUNT         RECORD             PAYABLE
        DATE            PER SHARE        DATE                DATE
---------------------   ---------  -----------------  ------------------
   June 26, 2001         $0.0425   September 7, 2001  September 21, 2001
September 25, 2001       $0.0425    October 5, 2001    October 19, 2001

6. Federal Income Tax Status

At February 28, 2001, the Fund had a net capital loss carryover of approximately $14,287,000 which may be used to offset future capital gains to the extent provided by regulations which is available through February 28 of the following years:

                 AMOUNT IN THOUSANDS
-----------------------------------------------------
        2003             2004     2005    2006   2007
---------------------   ------   ------   ----   ----
       $6,076           $2,826   $4,292   $801   $292
       ======           ======   ======   ====   ====

7. Expense Offset

The expense offset represents a reduction of the custodian fees for earnings on cash balances maintained by the Fund.

Morgan Stanley Dean Witter Municipal Income Opportunities Trust II NOTES TO FINANCIAL STATEMENTS - AUGUST 31, 2001 (UNAUDITED) continued

8. Risks Relating To Certain Financial Instruments

The Fund may invest a portion of its assets in residual interest bonds, which are inverse floating rate municipal obligations. The prices of these securities are subject to greater market fluctuations during periods of changing prevailing interest rates than are comparable fixed rate obligations.

At August 31, 2001, the Fund did not hold positions in residual interest bonds.

Morgan Stanley Dean Witter Municipal Income Opportunities Trust II

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                FOR THE SIX                    FOR THE YEAR ENDED FEBRUARY 28(*)
                                               MONTHS ENDED     ----------------------------------------------------------------
                                              AUGUST 31, 2001     2001         2000**         1999          1998          1997
                                              ---------------   --------      --------      --------      --------      --------
                                                (unaudited)
Selected Per Share Data:

Net asset value, beginning of period........        $8.46          $8.30         $9.05        $ 9.07        $ 8.79        $ 8.88
                                                    -----          -----         -----        ------        ------        ------

Income (loss) from investment operations:
    Net investment income...................         0.26           0.52          0.53          0.55          0.57          0.60
    Net realized and unrealized gain
      (loss)................................         0.16           0.12         (0.81)        (0.04)         0.29         (0.05)
                                                    -----          -----         -----        ------        ------        ------

Total income (loss) from investment
  operations................................         0.42           0.64         (0.28)         0.51          0.86          0.55
                                                    -----          -----         -----        ------        ------        ------

Less dividends from net investment income...        (0.26)         (0.51)        (0.51)        (0.53)        (0.58)        (0.64)
                                                    -----          -----         -----        ------        ------        ------

Anti-dilutive effect of acquiring treasury
  shares....................................         --             0.03          0.04         --            --            --
                                                    -----          -----         -----        ------        ------        ------

Net asset value, end of period..............        $8.62          $8.46         $8.30        $ 9.05        $ 9.07        $ 8.79
                                                    =====          =====         =====        ======        ======        ======

Market value, end of period.................        $8.27          $8.00         $7.25        $ 8.688       $ 9.063        $8.625
                                                    =====          =====         =====        =======       =======        ======

Total Return+...............................         6.68%(1)      18.10%       (10.96)%        1.77%        12.08%         5.94%

Ratios to Average Net Assets:
Expenses....................................         0.95%(2)(3)    0.92%(3)      0.94%(3)      0.94%         0.95%(3)      1.01%(3)

Net investment income.......................         5.98%(2)       6.23%         6.04%         5.99%         6.37%         6.87%

Supplemental Data:
Net assets, end of period, in thousands.....     $158,153       $156,751      $158,943      $180,445      $181,223      $175,573

Portfolio turnover rate.....................            2%(1)         10%           19%           20%           12%           21%

---------------------

     *   The per share amounts were computed using an average number of shares outstanding during the period.
    **   For the year ended February 29.
     +   Total return is based upon the current market value on the last day of each period reported. Dividends and
         distributions are assumed to be reinvested at prices
         obtained under the Fund's dividend reinvestment plan. Total return does not reflect brokerage commissions.
    (1)  Not annualized.
    (2)  Annualized.
    (3)  Does not reflect the effect of expense offset of 0.01%.

                       See Notes to Financial Statements

                      (This Page Intentionally Left Blank)

                      (This Page Intentionally Left Blank)

TRUSTEES
----------------------------------
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS
----------------------------------
Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

Wayne Godlin
Vice President

Julie C. Morrone
Vice President

James F. Willison
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT
----------------------------------
Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS
----------------------------------
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER
----------------------------------
Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, NY 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.


MORGAN STANLEY
DEAN WITTER
MUNICIPAL INCOME
OPPORTUNITIES TRUST II

Semiannual Report
August 31, 2001